Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Divestiture of the Lori Goldstein Brand (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture of Lori Goldstein brand	$ 3,801,000	$ 3,801,000
Lori Goldstein Brand
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Compensation for services rendered		25,000
Total consideration		6,080,000.00
Waiver of earn out payments		1,030,000.00
Release of contingent obligations		5,050,000.00
Proceeds from sale of assets		1,930,000
Legal fees		350,000
Gain on divestiture of Lori Goldstein brand		$ 3,800,000